SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Liabilities and Equity Instruments Issued by the Company (Details) - USD ($) $ in Thousands	Jul. 08, 2021	May 11, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Other financial liabilities			$ 66,932	$ 74,376
Put option on minority interest of Walmeric
Disclosure of financial liabilities [line items]
Other financial liabilities			15,423	$ 0
Walmeric
Disclosure of financial liabilities [line items]
Proportion of ownership interests held by non-controlling interests	20.00%	20.00%
Walmeric | Put option on minority interest of Walmeric
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 16,285		$ 15,423